STOCKHOLDERS' EQUITY	12 Months Ended
Aug. 31, 2015
Equity [Abstract]
STOCKHOLDERS’ EQUITY
NOTE 5 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 200,000,000 shares of common stock and 10,000,000 shares of preferred stock, both at par value $0.001 per share.

In 2014, Bess Lipschutz contributed capital to the Company of $50 to fund operations.

In May 2014, the Company issued 5,000,000 shares of common stock valued at $0.001 per share to the Company’s founders for services with a total value of $5,000 recorded as stock-based compensation.

During the year ended August 31, 2015 the Company completed the private placement of 761,500 shares of common stock valued at $0.01 per share for total proceed of $7,615.